[redacted]

11000590

CONFIDENTIAL

13FCONP
5/17/11

FORM 13F

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holding entries

RECEIVED
NOV 16 2010
OFFICE OF THE SECRETARY

Institutional Investment Manager Filing this Report:

Name: Stark Offshore Management LLC
Address: 3600 South Lake Drive
St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

CONFIDENTIAL TREATMENT EXPIRED

Name: Daniel J. McNally
Title: General Counsel
Phone: (414) 294-7000

Signature, Place and Date of Signing:

Daniel J. McNally	St. Francis, Wisconsin	November 15, 2010
(Signature)	(City, State)	(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

CONFIDENTIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	10
Form 13F Information Table Value Total:	$200,369 (thousands)
List of Other Included Managers:	None

CONFIDENTIAL

CONFIDENTIAL

				Form 13F							
		Stark Offshore Management LLC									
Column 1:	Column 2:	Column 3:	Column 4:	Column 5:			Column 6:	Column 7:	Column 8:		
Name of	Title of	CUSIP	Fair Market	Shares or	Shares/	Put/	Investment	Other	Voting Authority		
Issuer	Class	Number	Value	Principal	Prn. Amt.	Call	Discretion	Managers	Sole	Shared	None
			(x $1000)	Amount							
Until 2/14/2011											
MCAFEE INC	COM	579064106	23,174	490,353	SH		Sole		490,353		
MICROTUNE INC DEL	COM	59514P109	5,347	1,843,810	SH		Sole		1,843,810		
NETEZZA CORP	COM	64111N101	20,266	752,000	SH		Sole		752,000		
PACTIV CORP	COM	695257105	58,675	1,779,100	SH		Sole		1,779,100		
PSYCHIATRIC SOLUTIONS INC	COM	74439H108	23,281	693,931	SH		Sole		693,931		
Until 5/16/2011											
AIRTRAN HLDGS INC	COM	00949P108	5,942	808,400	SH		Sole		808,400		
GENZYME CORP	COM	372917104	35,862	506,604	SH		Sole		506,604		
GENZYME CORP	COM	372917104	6,796	96,000	SH	CALL	Sole				
POTASH CORP SASK INC	COM	73755L107	10,832	75,200	SH	CALL	Sole				
POTASH CORP SASK INC	COM	73755L107	10,194	70,770	SH		Sole		70,770		